Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Product revenues	$ 15,712.3	$ 14,667.8	$ 14,715.1
Service revenues	2,561.8	2,297.6	2,174.5
Total revenues	18,274.1	16,965.4	16,889.6
Costs and Operating Expenses:
Cost of product revenues	8,213.9	7,583.8	7,934.7
Cost of service revenues	1,691.1	1,625.7	1,462.9
Selling, general and administrative expenses	4,975.9	4,612.1	4,896.1
Research and development expenses	754.8	692.3	691.1
Restructuring and other costs (income), net	189.2	115.3	(598.2)
Total costs and operating expenses	15,824.9	14,629.2	14,386.6
Operating Income	2,449.2	2,336.2	2,503.0
Other Expense, Net	(425.3)	(399.8)	(415.8)
Income from Continuing Operations Before Income Taxes	2,023.9	1,936.4	2,087.2
Benefit from (Provision for) Income Taxes	1.4	43.9	(191.7)
Income from Continuing Operations	2,025.3	1,980.3	1,895.5
Loss from Discontinued Operations (net of income tax benefit of $2.2, $2.9 and $0.6)	(3.5)	(4.9)	(1.1)
Net Income	$ 2,021.8	$ 1,975.4	$ 1,894.4
Earnings per Share from Continuing Operations
Basic (in dollars per share)	$ 5.13	$ 4.97	$ 4.76
Diluted (in dollars per share)	5.10	4.93	4.71
Earnings per Share
Basic (in dollars per share)	5.12	4.96	4.76
Diluted (in dollars per share)	$ 5.09	$ 4.92	$ 4.71
Weighted Average Shares
Basic (in shares)	394.8	398.7	398.2
Diluted (in shares)	397.4	401.9	402.3
Cash Dividends Declared per Common Share (in dollars per share)	$ 0.6	$ 0.6	$ 0.6